Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	32
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$1,939,355.86	0.0043097	$-	-	$1,939,355.86
Class A-4 Notes	$166,980,000.00	1.0000000	$151,325,127.32	0.9062470	$15,654,872.68
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$262,399,355.86	0.1937299	$244,805,127.32	0.1807400	$17,594,228.54

Weighted Avg. Coupon (WAC)	4.93%		4.95%
Weighted Avg. Remaining Maturity (WARM)	28.45		27.57
Pool Receivables Balance	$294,417,825.47		$276,452,963.97
Remaining Number of Receivables	33,435		32,281

Adjusted Pool Balance	$289,693,318.54		$272,099,090.00

III. COLLECTIONS

Principal:
Principal Collections	$17,435,475.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$255,929.94
Total Principal Collections	$17,691,405.54

Interest:
Interest Collections	$1,219,253.31
Late Fees & Other Charges	$48,015.73
Interest on Repurchase Principal	$-
Total Interest Collections	$1,267,269.04

Collection Account Interest	$323.27
Reserve Account Interest	$134.06
Servicer Advances	$-

Total Collections	$18,959,131.91

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	32
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$18,959,131.91
Reserve Account Release	$-
Total Available for Distribution	$18,959,131.91

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$245,348.19		$245,348.19	$245,348.19
Collection Account Interest					$323.27
Late Fees & Other Charges					$48,015.73
Total due to Servicer					$293,687.19

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$1,163.61		$1,163.61
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$133,356.11		$133,356.11	$133,356.11

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$18,368,443.69

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$17,594,228.54

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$1,939,355.86
Class A-4 Notes				$15,654,872.68
Class A Notes Total:		$17,594,228.54		$17,594,228.54
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$17,594,228.54		$17,594,228.54

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	774,215.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,724,506.93
Beginning Period Amount	$4,724,506.93
Current Period Amortization	$370,632.96
Ending Period Required Amount	$4,353,873.97
Ending Period Amount	$4,353,873.97
Next Distribution Date Amount	$4,000,916.41

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	32
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	9.42%	10.03%	10.03%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.97%	31,625	97.18%	$268,654,286.30
30 - 60 Days	1.64%	530	2.26%	$6,244,573.04
61 - 90 Days	0.33%	106	0.47%	$1,292,916.98
91 + Days	0.06%	20	0.09%	$261,187.65
		32,281		$276,452,963.97
Total
Delinquent Receivables 61 + days past due	0.39%	126	0.56%	$1,554,104.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.37%	123	0.52%	$1,532,434.94
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	126	0.50%	$1,564,895.02
Three-Month Average Delinquency Ratio	0.37%		0.53%

Repossession in Current Period		30		$352,108.28
Repossession Inventory		68		$206,556.47

Charge-Offs
Gross Principal of Charge-Off for Current Period				$529,385.90
Recoveries				$(255,929.94)
Net Charge-offs for Current Period				$273,455.96

Beginning Pool Balance for Current Period				$294,417,825.47

Net Loss Ratio				1.11%
Net Loss Ratio for 1st Preceding Collection Period				0.67%
Net Loss Ratio for 2nd Preceding Collection Period				0.89%
Three-Month Average Net Loss Ratio for Current Period				0.89%

Cumulative Net Losses for All Periods				$9,690,992.12
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$1,905,449.98
Number of Extensions				145

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